FAIR VALUE MEASUREMENTS - Narrative (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 redemption
EBP, Investment, Fair Value and NAV [Line Items]
Allowed redemptions for pooled separate accounts each period	1
Redemption, notice period	30 days